Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Transactions with Related Parties
Certain Plan investments are shares of a mutual fund managed by Commerce Trust, a division of Commerce Bank. The Company Stock Fund also includes shares of Company common stock. Transactions in these funds qualify as party-in-interest transactions. Plan investments also include shares of mutual funds managed by Fidelity Management Trust Company, custodian of the Plan, and Fidelity Investments Institutional Operations Company, Inc., recordkeeper of the Plan. Transactions in these funds are exempt party-in-interest transactions under ERISA.
Transactions with the Company and its affiliates during the years ended December 31, 2025 and 2024 were as follows:

	Purchases		Sales
					Realized
	Units	Cost	Units	Proceeds	Gains (Losses)
2025
Company Stock Fund	274,442	$16,859,197	384,374	$24,020,181	$8,960,993
Commerce Mutual Funds	538,986	9,666,248	844,470	15,205,550	(196,159)

2024
Company Stock Fund	317,865	$18,359,682	749,990	$42,669,845	$14,968,637
Commerce Mutual Funds	1,027,871	18,183,279	639,991	11,391,694	(442,049)